Segment and geographic information (Tables)	6 Months Ended
Sep. 30, 2025
Segment and Geographic Information [Abstract]
Business segments' results

	Millions of yen
	Wealth Management	Investment Management	Wholesale	Banking	Other (Incl. elimination)	Total
Six months ended September 30, 2024
Non-interest revenue	¥216,885	¥105,150	¥493,208	¥18,043	¥76,650	¥909,936
Net interest revenue	5,132	(1,393)	15,019	5,434	5,634	29,826

Net revenue	222,017	103,757	508,227	23,477	82,284	939,762
Non-interest expenses (1)	136,578	48,643	441,812	14,832	59,963	701,828

Income before income taxes	¥85,439	¥55,114	¥66,415	¥8,645	¥22,321	¥237,934

Six months ended September 30, 2025
Non-interest revenue	¥215,552	¥114,308	¥530,373	¥20,461	¥133,086	¥1,013,780
Net interest revenue	6,719	(2,909)	9,882	5,235	4,440	23,367

Net revenue	222,271	111,399	540,255	25,696	137,526	1,037,147
Non-interest expenses (1)	137,993	59,161	445,207	18,902	80,587	741,850

Income before income taxes	¥84,278	¥52,238	¥95,048	¥6,794	¥56,939	¥295,297

(1)	Includes primarily personnel expenses, occupancy, technology, and professional fees.

Major components of Income (loss) before income taxes in "Other"
The following table presents the major components of
Income before income taxes
in “
Other
.”

	Millions of yen
	Six months ended September 30
	2024	2025
Net gain (loss) related to economic hedging transactions	¥(1,027)	¥901
Realized gain on investments in equity securities held for operating purposes	496	2,214
Equity in earnings of affiliates	26,351	24,769
Corporate items	187	(26,818)
Other (1)(2)	(3,686)	55,873

Total	¥22,321	¥56,939

(1)	Includes the impact of Nomura’s own creditworthiness.
(2)
On April 10, 2025, Nomura sold certain land and buildings located in Takanawa 2-chome, Minato-ku, Tokyo, for the effective utilization of its assets. The transaction counterparties included Nomura Real Estate Development Co., Ltd., a subsidiary of Nomura Real Estate Holdings, Inc., an affiliated company, and a third party financing company. Nomura considers the entire transaction to be with a related party. As a result of the sale, a gain of ¥
56,144 million is included in
Revenue
—
Other
in the consolidated statements of income for the six months ended September 30, 2025.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income before income taxes
The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported
Net revenue,
Non-interest
expenses
and
Income before income taxes
in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2024	2025
Net revenue	¥939,762	¥1,037,147
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,993)	1,630

Consolidated net revenue	¥937,769	¥1,038,777

Non-interest expenses	¥701,828	¥741,850
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥701,828	¥741,850

Income before income taxes	¥237,934	¥295,297
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,993)	1,630

Consolidated income before income taxes	¥235,941	¥296,927

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Six months ended September 30
	2024	2025
Net revenue (1) :
Americas	¥292,423	¥314,355
Europe	177,770	111,711
Asia and Oceania	23,467	65,150

Subtotal	493,660	491,216
Japan	444,109	547,561

Consolidated	¥937,769	¥1,038,777

Income (loss) before income taxes:
Americas	¥33,120	¥44,659
Europe	(1,804)	(6,655)
Asia and Oceania	25,398	34,335

Subtotal	56,714	72,339
Japan	179,227	224,588

Consolidated	¥235,941	¥296,927

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2025	September 30, 2025
Long-lived assets:
Americas	¥111,312	¥99,275
Europe	55,515	56,535
Asia and Oceania	31,656	41,967

Subtotal	198,483	197,777
Japan	270,693	277,400

Consolidated	¥469,176	¥475,177